ANNUAL
 ................................................................................
FINANCIAL REPORT
 ................................................................................
STI CLASSIC HIGH INCOME FUND

March 31, 2000
(LOGO) [GRAPHIC OMITTED]

Dear Shareholder:

The STI Classic Mutual Fund Family is pleased to be welcoming the shareholders of the ESC Strategic Income Fund to the STIClassic Fund complex. The March 28, 2000 merger of the Funds will provide former ESC shareholders with the depth of resources and investment management strengths that have been the hallmark of the STI Classic Fund Family. Regardless of whether a fund has an equity, money market, income or international investment objective, as a Classic Fund it is managed with a disciplined investment approach. The STI Classic Funds are one of the largest and most successful proprietary mutual fund complexes in the U.S.

The STI Classic High Income Fund seeks to provide investors a high level of current income with total return as a secondary objective. The Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income producing securities of non-U.S. and U.S. issuers. Recent increases in interest rates and the relative yield on corporate versus government securities has increased the attractiveness of this sector, and we are actively reviewing new investments for the Fund.

On behalf of the entire team of the Fund advisor, thank you for your confidence and the opportunity to help you achieve your investment objectives.

                                   Sincerely,

                                   /S/Signature omitted

                                   Douglas S. Phillips, CFA
                                   President, Chief Investment Officer
                                   Trusco Capital Management, Inc.

                          STI CLASSIC HIGH INCOME FUND
                          ----------------------------

The STI Classic High Income Fund commenced operations on March 28th, 2000 when it merged with the ESC Strategic Income Fund. The Fund seeks a high level of current income, with a secondary objective of total return. The Fund seeks to achieve its investment objective by investing primarily in high yield debt instruments of U.S. and Foreign issuers that are rated below investment grade. (Prior to September 30, 1998, this Fund primarily invested in a diversified portfolio of corporate, government and other debt instruments of U.S. issuers.)

Market volatility and investor preference for aggressive equity funds resulted in flows out of income funds in the past year, and this Fund was no exception.Transaction costs associated with meeting substantial outflows hurt the Fund's performance relative to its benchmark. For the fiscal year ended March 31, 2000, the total return for the Fund was -10.84% versus -1.81% for the Lehman U.S. Corporate HighYield Bond Index. The Index is not actively managed, and does not include expenses.

The Fund's position in liquid assets was increased to meet withdrawals and to facilitate the merger, but we anticipate a more stable asset base in the future. Furthermore, the liquid assets will provide an opportunity to reinvest in securities with better underlying fundamental trends and return opportunities that are consistent with the STI Classic Fund Advisor's investment strategy. We will use a "bottom up" investment approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

                                   Sincerely,

                                   /S/ Signature omitted

                                   Agnes G. Pampush, CFA
                                   Vice President

[GRAPH OMITTED]

FLEX SHARES

   One Year     Annualized      Annualized    Annualized    Cumulative
    Return        3 Year          5 Year       Inception     Inception
                  Return          Return        to Date       to Date
----------------------------------------------------------------------
    -10.84%        0.63%           2.65%         3.14%        20.03%
----------------------------------------------------------------------
    -12.47%      with load
-------------

COMPARISON OF CHANGE IN THE VALUE
OF A $10,000 INVESTMENT

 [PLOT POINTS FOLLOWS]

                STI Cl  High Income         Lehman U.S. Corporate High Yield
5/31/94              10000                              10000
3/95                 10559                              10766
3/96                 11369                              12322
3/97                 11813                              13631
3/98                 12780                              15713
3/99                 13500                              15773
3/00                 12037                              15487

(1) Returns prior to March 27, 2000 represent the performance of the ESC Strategic Income Fund, Class A Shares.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC HIGH INCOME FUND  MARCH 31, 2000

STI CLASSIC HIGH INCOME FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT    MARKET
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (51.7%)
   U.S. Treasury Bill
   5.978%, 09/07/00                      $925        $  901
                                                     ------
TOTAL U.S. TREASURY OBLIGATION
     (COST $901)                                        901
                                                     ------
CORPORATE OBLIGATIONS (44.2%)
   Canandaigua Brands, Inc.
     8.50%, 03/01/09
     callable 03/01/04 @ 104.25           100            93
   Finlay Fine Jewelry Corporation
     8.375%, 05/01/08
     callable 05/01/03 @ 104.19           100            89
   Greyhound Lines
     11.50%, 04/15/07
     callable 04/15/02 @ 105.75           290           203
   Hollywood Park/Operating
     Series B
     9.50%, 08/01/07
     callable 08/01/02 @ 104.75           100            99
   NBTY, Inc.
     Series B
     8.625%, 09/15/07
     callable 09/15/02 @ 104.31           100            88

--------------------------------------------------------------------------------
                                     FACE AMOUNT    MARKET
                                    (000)/SHARES VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (CONTINUED)
   Rural Cellular Corporation
   Series B
   9.625%, 05/15/08
     callable 05/15/03 @ 104.81          $100        $   99
   Stone Container Corporation
     9.875%, 02/01/01
     callable 04/28/00 @ 100.00           100           100
                                                     ------
TOTAL CORPORATE OBLIGATIONS
     (COST $903)                                        771
                                                     ------
CASH EQUIVALENT (4.1%)
   SEI Daily Income Trust
   Prime Obligation Fund               71,381            71
TOTAL CASH EQUIVALENT
       (COST $71)                                        71
                                                     ------
TOTAL INVESTMENTS (100.0%)
       (COST $1,875)                                 $1,743
                                                     ======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
STI CLASSIC HIGH INCOME FUND  MARCH 31, 2000

                                                               HIGH INCOME
                                                                  FUND
                                                              ------------
ASSETS:
Investments at value (Cost $1,875) ........................      $1,743
   Cash .. ................................................           2
   Accrued income .........................................          27
   Receivable for portfolio shares purchased ..............         261
                                                                 ------
   Total Assets ...........................................       2,033
                                                                 ------
LIABILITIES:
   Distributions payable ..................................           1
                                                                 ------
Total liabilities .........................................           1
                                                                 ------
Net Assets ................................................      $2,032
                                                                 ======
NET ASSETS:
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based on
   254,716 outstanding shares of beneficial interest ......       2,933
Accumulated net realized loss on investments ..............        (769)
Net unrealized depreciation on investments ................        (132)
                                                                 ------
Total Net Assets ..........................................      $2,032
                                                                 ======
Net Asset Value, Offering and Redemption Price
   Per Share -- Flex Shares (1) ............................      $ 7.98
                                                                 ======

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC HIGH INCOME FUND FOR THE YEAR ENDED  MARCH 31, 2000

                                                                    HIGH
                                                                 INCOME FUND
                                                                 -----------
                                                                  04/01/99-
                                                                  03/31/00
                                                                  ---------
Interest Income .............................................       $ 643
                                                                    -----
Expenses:
   Investment Advisory Fees .................................          60
   Less: Investment Advisory Fees Waived ....................         (60)
   Reimbursement of expenses from Advisor ...................         (14)
   Administrator Fees .......................................           9
   Transfer Agent Fees & Expenses ...........................          19
   Fund Accounting Fees .....................................          30
   Custody Fees .............................................           9
   Professional Fees ........................................          14
   Registration Fees ........................................          16
   Distribution Fees ........................................          18
   Insurance and Other Fees .................................           6
                                                                    -----
   Total Expenses ...........................................         107
                                                                    -----
Net Investment Income .......................................         536
                                                                    -----
Net Realized and Unrealized Loss on Investments:
   Net Realized Loss on Securities Sold .....................        (768)
   Net Change in Unrealized Depreciation on Investments .....        (130)
                                                                    -----
   Total Net Realized and Unrealized Loss
      on Investments ............................................    (898)
                                                                    -----
Net Decrease in Net Assets from Operations ..................       $(362)
                                                                    =====

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC HIGH INCOME FUND FOR THE PERIODS ENDED MARCH 31,

                                                            HIGH INCOME FUND
                                                        ------------------------
                                                         04/01/99-     04/01/98-
                                                          03/31/00     03/31/99
                                                         ---------     ---------
Operations:
  Net Investment Income ................................  $   536     $     852
  Net Realized (Loss) Gain on Investments ..............     (768)           57
  Net Change in Unrealized Depreciation
    on Investments .....................................     (130)         (194)
                                                          -------     ---------
    (Decrease) Increase in Net Assets from Operations        (362)          715
                                                          -------     ---------
Distributions to Shareholders:
  Net Investment Income:
    Flex (Formerly Class A) Shares .....................     (479)         (759)
    Class D Shares .....................................      (39)          (33)
  Tax Return of Capital:
    Flex (Formerly Class A) Shares .....................       --           (77)
    Class D Shares .....................................       --            (3)
  Capital Gains:
    Flex (Formerly Class A) Shares .....................       --          (105)
    Class D Shares .....................................       --            (9)
                                                          -------     ---------
  Total Distributions ..................................     (518)         (986)
                                                          -------     ---------
Capital Share Transactions:
  Flex (Formerly Class A):
    Value of Shares Issued .............................      851          926
    Value of Shares Issued in Connection with Merger ...      352           --
    Reinvestment of Cash Distributions ................       463          894
    Cost of Shares Repurchased ........................    (6,073)      (18,743)
                                                          -------     ---------
  Decrease in Net Assets From Flex (Formerly
            Class A) Share Transactions ................   (4,407)      (16,923)
                                                          -------     ---------
  Class D:
    Proceeds from Shares Issued ........................       42           156
    Reinvestment of Cash Distributions .................       42            41
    Value of Shares Exchanged in Connection with Merger      (352)           --
    Cost of Shares Repurchased .........................     (191)         (461)
                                                          -------     ---------
  Decrease in Net Assets From Class D Share Transactions     (459)         (264)
                                                          -------     ---------
    Decrease in Net Assets From Share Transactions .....   (4,866)      (17,187)
                                                          -------     ---------
      Total Decrease in Net Assets .....................   (5,746)      (17,458)
                                                          -------     ---------
Net Assets:
  Beginning of Period ..................................    7,778        25,236
                                                          -------     ---------
  End of Period ........................................  $ 2,032     $   7,778
                                                          =======     =========
Shares Issued and Redeemed:
  Flex (Formerly Class A):
    Shares Issued ......................................       99            94
    Shares Issued in Connection with Merger ............       44            --
    Shares Issued in Lieu of Cash Distributions ........       50            90
    Shares Redeemed ....................................     (678)       (1,888)
                                                          -------     ---------
  Net Flex Share Transactions ..........................     (485)       (1,704)
                                                          -------     ---------
  Class D:
    Shares Issued ......................................        5            16
    Shares Exchanged in Connection with Merger .........      (44)           --
    Shares Issued in Lieu of Cash Distributions ........        4             4
    Shares Redeemed ....................................      (21)          (46)
                                                          -------     ---------
  Net Class D Transactions .............................      (56)          (26)
                                                          -------     ---------
  Net Change in Capital Shares .........................     (541)       (1,730)
                                                          -------     ---------

Amounts designated as "--" are either $0 or round to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS
                                                                               7

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC HIGH INCOME FUND FOR THE YEARS ENDED MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

           NET ASSET              NET REALIZED AND  DISTRIBUTIONS               DISTRIBUTIONS
             VALUE         NET   UNREALIZED GAINS     FROM NET    DISTRIBUTIONS   FROM TAX      NET ASSET
           BEGINNING   INVESTMENT    (LOSSES)        INVESTMENT   FROM REALIZED  RETURN OF      VALUE END
           OF PERIOD     INCOME   ON INVESTMENTS       INCOME     CAPITAL GAINS    CAPITAL      OF PERIOD
         -----------   ---------- ----------------  ------------- ------------- -------------   ---------
HIGH INCOME FUND
Flex (Formerly Class A) Shares
  2000       $9.77       $0.87       $(1.85)           $(0.81)        $  --        $  --          $7.98
  1999        9.99        0.51         0.04             (0.57)        (0.15)       (0.05)          9.77
  1998        9.73        0.34         0.44             (0.52)           --           --           9.99
  1997        9.89        0.60        (0.16)            (0.60)           --           --           9.73
  1996        9.94        0.59         0.16             (0.59)        (0.21)          --           9.89
Class D Shares (1)
  1999       $9.99       $0.50       $ 0.01            $(0.46)       $(0.15)      $(0.05)         $9.84
  1998        9.73        0.28         0.45             (0.47)           --           --           9.99
  1997        9.89        0.50        (0.16)            (0.50)           --           --           9.73
  1996        9.94        0.54         0.16             (0.54)        (0.21)          --           9.89

(1) The Class D Shares were exchanged for Flex Shares in connection with the merger of the ESC Strategic Funds and the STI Classic Funds on March 27, 2000.

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------

                                                                                                    RATIO OF
                                                                               RATIO OF          NET INVESTMENT
                                                        RATIO OF             EXPENSES TO           INCOME TO
                       NET ASSETS      RATIO OF        NET INVESTMENT     AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO
               TOTAL     END OF       EXPENSES TO        INCOME TO        (EXCLUDING WAIVERS   (EXCLUDING WAIVERS    TURNOVER
              RETURN  PERIOD (000) AVERAGE NET ASSETS AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)     RATE
              ------  ------------ ------------------ ------------------  -------------------  -------------------  ---------
HIGH INCOME FUND
Flex (Formerly Class A) Shares
  2000       (10.84)%   $ 2,032          1.73%               8.94%               2.95%                7.72%              24%
  1999         5.64       7,230          1.91                5.09                2.22                 4.78               95
  1998         8.18      24,413          1.87                5.27                1.87                 5.27              130
  1997         3.91      32,506          1.65                5.49                1.70                 5.44              123
  1996         7.67      36,891          1.70                5.87                1.75                 5.82              138
Class D Shares (1)
  1999         5.23%     $  548          2.44%               5.03%               2.96%                4.51%              95%
  1998         7.64         823          2.37                4.77                2.37                 4.77              130
  1997         3.39       1,420          2.15                4.99                2.21                 4.93              123
  1996         7.11       1,446          2.20                5.37                2.25                 5.32              138


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC HIGH INCOME FUND  MARCH 31, 2000

1. ORGANIZATION:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-five portfolios as of March 31, 2000: the Balanced Fund, the Capital Appreciation Fund, the Core Equity Fund, the E-Commerce OpportunityFund, the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Balanced Portfolio, the Life Vision Growth and Income Portfolio, the Life Vision Maximum Growth Portfolio, the Mid-Cap Equity Fund, the Small Cap Value Equity Fund, the Small Cap Growth Stock Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the High Income Fund, Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, and the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds" or the "Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Securities, the U.S. Treasury Money Market Fund (collectively the "Retail Money Market Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each fund's prospectus provides a description of the fund's investment objectives, policies and strategies. The financial statements presented herein are those of the High Income Fund (the "Fund"). Subsequent to March 31, 2000, the Fund's fiscal year end was changed to May 31, in order to be consistent with the year end of each of the other STI Classic Funds. On February 15, 2000 and December 9, 1999, respectively, the Board of Trustees of the STI Classic Funds Inc. and Board of Directors of the ESCStrategic Funds Inc. approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and liabilities of the ESCStrategic Income Fund in exchange for the issuance of shares in the STIClassic High Income Fund in a tax-free reorganization that took place at the close of business on March 27, 2000. The STI Classic High Income Fund had not commenced operations prior to this merger.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant  accounting  policies  followed by the
Trust:

     BASIS OF PRESENTATION OF STATEMENTS -- As more fully described above, the STI Classic High Income Fund acquired the ESCStrategic Income Fund in a tax-free business combination. While this Fund now exists as a STI Classic Fund, the surviving fund for accounting purposes is the ESCStrategic Income Fund. In accordance with generally accepted accounting principles, the financial statements presented herein represent those of the accounting survivor.

     SECURITY VALUATION -- Investment securities held by the Fund that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Securities for which market quotations are not readily available are valued at Fair Value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held

--------------------------------------------------------------------------------

     by the Fund is accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     Flex Shares of the Fund may be purchased at the net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% of the net asset value of the shares at the time of redemption. The CDSC will not apply to shares redeemed after such time.

     OTHER -- Expenses that are directly related to a specific fund are charged to that Fund. Prior to March 27, 2000, class specific expenses were borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets. Distributions from net investment income for the High Income Fund are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to the classification of short-term capital gains and ordinary income for tax purposes related to the other funds, has been reclassified to/from the following accounts during the fiscal year ended March 31, 2000:

                                             UNDISTRIBUTED
                                   PAID-IN  NET INVESTMENT
                                   CAPITAL   INCOME (LOSS)
                                    (000)        (000)
                                   -------  --------------
     High Income Fund              $ (33)        $ 33

     These reclassifications have no effect on net assets or net asset values per share.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, TRANSFER AGENCY SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

Prior to March 27, 2000, administrative and accounting services were provided to the ESCStrategic Income Fund by BISYS Fund Services Limited Partnership who was entitled to receive a fee at an annual rate of .15% of the average daily net assets of the ESCStrategic Income Fund.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC HIGH INCOME FUND  MARCH 31, 2000

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust. Prior to March 27, 2000, transfer and dividend disbursing agent services were provided to the ESC Strategic Income Fund by BISYS Fund Services Inc. for which it received a fee of $15 per account per year subject to a minimum fee of $15,000.

The Trust and the Distributor are parties to a Distribution Agreement dated May 29, 1995 regarding the Flex Shares. The Distributor receives amounts, pursuant to a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".

Prior to March 27, 2000, BISYS Fund Services served as distributor pursuant to an agreement with the ESCStrategic Income Fund.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Trusco Capital Management ("Trusco") have entered into an advisory agreement dated June 15, 1993.

Under terms of the agreement, the Fund is charged the following annual fees based upon average daily net assets:

                                      MAXIMUM
                        MAXIMUM      FLEX SHARE     FLEX
                        ANNUAL      DISTRIBUTION    SHARE
                       ADVISORY          AND       MAXIMUM
                          FEE        SERVICE FEE   EXPENSE
                       --------     ------------   -------

HIGH INCOME FUND:        .80%          1.00%         1.40%

The Investment Advisor, the Administrator and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Prior to March 27, 2000 SunTrust Equitable Securities Corporation ("STES") provided investment advisory services to the ESCStrategic Income Fund. STES was paid for advisory services at an annual rate of 1.00% of average daily net assets of the Fund, and agreed to waive and reimburse their fee in order to limit operating expenses to a maximum of 2.00% of average daily net assets of the Class A shares, and 2.50% of the Class D shares.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the fund.

6. INVESTMENT TRANSACTIONS:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government securities (of which there were none), for the period ended March 31, 2000, were as follows:

                                        PURCHASES   SALES
                                          (000)     (000)
                                       ----------- --------
High Income Fund                         $1,170     $6,001

At March 31, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the fund at March 31, 2000, were as follows:

                              AGGREGATE    AGGREGATE          NET
                                GROSS        GROSS        UNREALIZED
                             UNREALIZED    UNREALIZED    APPRECIATION/
                            APPRECIATION  DEPRECIATION   DEPRECIATION
                                (000)        (000)           (000)
                            ------------  ------------   -------------
 High Income Fund               $ --         $(132)         $(132)



Subsequent to October 31, 1999, the Fund recognized net capital losses for tax purposes that have been deferred to 2000 and can be used to offset future capital gains at March 31, 2000. The Fund also had capital loss carryforwards at March 31, 2000 as follows:

                                                    POST 10/31
                                   EXPIRES 2008    DEFERRED LOSS
                                       (000)           (000)
                                   ------------    -------------
High Income Fund                        $61            $7075

For tax purposes, the losses in the Fund can be carried forward for a maximum of eight years to offset any net realized capital gains.

7. CONCENTRATION OF CREDIT RISK:

Funds that invest in high yield instruments are subject to certain credit and market risks. The yields of high debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risks of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

12

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REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
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STI CLASSIC HIGH INCOME FUND  MARCH 31, 2000

To the Shareholders and Board of Trustees of STI Classic Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of STI Classic High Income Fund (the "Fund") as of March 31, 2000, and related statement of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 1999, and financial highlights for the periods prior to March 31, 2000 were audited by other auditors whose report dated May 14, 1999, expressed an unqualified opinion on this information.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of STI Classic High Income Fund as of March 31, 2000, the results of its operations, changes in its net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP


Philadelphia, Pennsylvania
May 12, 2000

NOTICE TO SHAREHOLDERS
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STI CLASSIC HIGH INCOME FUND  MARCH 31, 2000                           UNAUDITED


For shareholders that do not have a March 31, 2000 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2000 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2000, the High Income Fund designates 100% of the distributions paid as ordinary income distributions. No portion of the ordinary income distributions represent qualifying dividends for the corporate dividends received deduction.

14

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                                      NOTES
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

                                      NOTES
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

                               INVESTMENT ADVISOR

                         Trusco Capital Management, Inc.

                    STI Classic Funds are not deposits,  are
                    not insured or guaranteed by the FDIC or
                    any other government agency, and are not
                    endorsed   by  and  do  not   constitute
                    obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by affiliates of SunTrust Banks, Inc.

                                   DISTRIBUTOR

                        SEI Investments Distribution Co.

               This information must be preceded or accompanied by
                  a current prospectus for each Fund described.